Mobile Financial Services activities - Loans and receivables components (Details) - Operating segments [member] - Mobile Finance Services - EUR (€) € in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about financial instruments [line items]
Total loans and receivables to customers	€ 2,297	€ 2,000	€ 1,937
Total loans and receivables to credit institutions	66	70	1,073
Overdraft [member]
Disclosure of detailed information about financial instruments [line items]
Total loans and receivables to customers	828	802	869
Mortgages [member]
Disclosure of detailed information about financial instruments [line items]
Total loans and receivables to customers	914	869	876
Securities lending [member]
Disclosure of detailed information about financial instruments [line items]
Total loans and receivables to customers	86	129	163
Installment receivables [member]
Disclosure of detailed information about financial instruments [line items]
Total loans and receivables to customers	422	183
Current accounts [member]
Disclosure of detailed information about financial instruments [line items]
Total loans and receivables to customers	5	10	17
Overnight deposits and loans [member]
Disclosure of detailed information about financial instruments [line items]
Total loans and receivables to credit institutions	2		945
Loans and receivables [member]
Disclosure of detailed information about financial instruments [line items]
Total loans and receivables to credit institutions	45	52	85
Other loans and advances [member]
Disclosure of detailed information about financial instruments [line items]
Total loans and receivables to customers	42	7	12
Total loans and receivables to credit institutions	€ 19	€ 18	€ 43